SIGNIFICANT AND OTHER TRANSACTIONS WITH RELATED PARTIES	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
SIGNIFICANT AND OTHER TRANSACTIONS WITH RELATED PARTIES
SIGNIFICANT AND OTHER TRANSACTIONS WITH RELATED PARTIES

10. SIGNIFICANT AND OTHER TRANSACTIONS WITH RELATED PARTIES

Transactions with Clayton Struve

See Notes 7, 8 and 13 for related party transactions with Clayton A. Struve.

The Company owes Clayton A. Struve $1,071,000 under convertible promissory or OID notes. The Company recorded accrued interest of 82,801 and $79,062 as of March 31, 2022 and September 30, 2021, respectively. On May 3, 2022, the Company signed Amendments to the convertible promissory or OID notes, extending the due dates to September 30, 2022.

Related Party Transactions with Ronald P. Erickson

See Notes 7, 9, 11 and 13 for related party transactions with Ronald P. Erickson.

On December 16, 2021, the Company issued a stock option grant to Ronald P. Erickson for 1,000,000 shares at an exercise price of $2.09 per share. The stock option grant expires in five years. The stock option grant vests quarterly over four years.

Mr. Erickson and/or entities with which he is affiliated also have accrued compensation, travel and interest of approximately $256,702 and $421,599 as of March 31, 2022 and September 30, 2021, respectively.

During the six months ended March 31, 2022, the Company paid $75,000 of salaries to Mr. Erickson that were previously accrued and reported but were deferred.

Related Party Transaction with Phillip A. Bosua

See Notes 9 and 11 for related party transactions with Phillip A. Bosua.

On December 16, 2021, the Company issued a stock option grant to Phillip A. Bosua for 1,300,000 shares at an exercise price of $2.09 per share. The stock option grant expires in five years. The stock option grant vests quarterly over four years.

As of December 31, 2021 the Company has recorded an accounts receivable-related party of $3,124,581 for the cash it expects to receive from the CEO’s personal digital account. Included in accrued expenses-related party at December 31, 2021 is approximately $1.56 million of special bonus compensation the Company expects to pay employees and its CEO for the NFT sales once the cash is received. As of December 31, 2021, accrued expenses include approximately $326,000 of expenses, primarily sales and use tax, that the Company expects to pay for the NFT sales. During 2021, approximately $1.3 million of the selling and transactional costs for the digital assets was paid through the CEO”s personal digital asset account including approximately $1.075 million which was paid to a consultant via the transfer of Ethereum. During the three months ended March 31, 2022, the Company was able to establish a digital wallet and corporate account at Circle in order to receive the Ethereum. The Company received $2,908,551 and recorded a reduction in value of $96,820 related to the decline in value of the Ethereum. The accounts receivable was $119,210 as of March 31, 2022. As of March 31, 2022, accrued expenses include approximately $326,378 of expenses, primarily sales and use tax and $1,564,852 in compensation that the Company expects to pay for the NFT sales.

Related Party Transactions with Directors

On January 5, 2022, the Company issued 30,000 shares each to three directors shares at an exercise price of $1.70 per share.

On January 5, 2022, the Company issued 20,000 warrants to purchase common stock each to three directors shares at $1.70 per share. The warrants expire on January 5, 2027.

11. OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES

Transactions with Clayton Struve

See Notes 7, 9 and 15 for related party transactions with Clayton A. Struve.

On January 5, 2021, the Company extended the warrant expiration date to August 4, 2023 with Clayton A. Struve, a major investor in the Company:

Warrant No./Class	Issue Date	No. Warrant Shares	Exercise Price	Original Expiration Date	Amended Expiration Date
Clayton Struve Warrant Series C Warrant W98	08-04-2016	1,785,715	$0.25	08-04-2021	08-04-2023
Clayton Struve Warrant Series F Warrant F-1	11-14-2016	187,500	$0.25	11-13-2021	11-13-2023
Clayton Struve Warrant Series F Warrant F-2	12-19-2016	187,500	$0.25	12-18-2021	12-18-2023

On January 28, 2021, Clayton A. Struve exercised warrants on a cashless basis for 889,880 shares of common stock at $0.25 per share, including warrants for 187,500 and 187,500 that were just extended as discussed above.

The Company owes Clayton A. Struve $1,071,000 under convertible promissory or OID notes. On November 8, 2021, the Company signed Amendments to the convertible promissory or OID notes, extending the due dates to March 31, 2022.

Mr. Struve invested $1,000,000 in the Debt Offering which closed in May 2019. On March 18, 2020, Mr. Struve received 1,080,000 shares of common stock related to the automatic conversion of the $1,000,000 invested in the Debt Offering.

Related Party Transactions with Ronald P. Erickson

See Notes 9, 10, 12 and 15 for related party transactions with Ronald P. Erickson.

On October 4, 2019, Ronald P. Erickson voluntarily cancelled a stock option grant for 1,000,000 shares with an exercise price of $3.03 per share. The grant was related to performance and was not vested.

On November 4, 2019, the Company granted a stock option grant to Ronald P. Erickson for 1,200,000 shares with an exercise price of $1.10 per share. The performance grant expires November 4, 2024 and vests upon uplisting to the NASDAQ or NYSE exchanges.

On January 1, 2020, the Company issued 100,000 shares of restricted common stock to Ronald P. Erickson. The shares were issued in accordance with the 2011 Stock Incentive Plan and were valued at $1.90 per share, the market price of our common stock, or $190,000.

On June 1, 2020, Mr. Erickson received a salary of $10,000 per month for work on Particle, Inc. This salary was cancelled as of August 15, 2021.

On July 2, 2020, Particle issued a stock option grant for 1,500,000 shares at $0.10 per share to Ronald P. Erickson. The stock option grant vests (i) 33.3% upon issuance; (ii) 33.3% after the first sale; and (iii) 33.4% after one million in sales are achieved. The stock option grant was forfeited as of September 30, 2021.

On December 15, 2020, the Company issued a fully vested warrant to Ronald P. Erickson for 2,000,000 shares of common stock. The five year warrant is exercisable for cash or non-cash at $1.53 per share and was valued using a Black-Scholes model at $1,811,691.

On December 15, 2020, the Company issued two stock option grants to Ronald P. Erickson, one for 1,865,675 shares and one for 1,865,675 shares at an exercise price of $1.53 per share. The stock option grants expire in five years. The stock option grants vest when earned based on certain performance criteria.

Mr. Erickson and/or entities with which he is affiliated also have accrued compensation, travel and interest of approximately $421,599 and $597,177 as of September 30, 2021 and 2020, respectively.

During the year ended September 30, 2021, the Company paid $272,500 of salaries to Mr. Erickson that were previously accrued and reported but were deferred.

On September 30, 2021, the Company approved Amendments to the convertible redeemable promissory notes with Ronald P. Erickson and J3E2A2Z, extending the due dates to March 31, 2022.

Related Party Transaction with Phillip A. Bosua

See Notes 9, 10 and 12 for related party transactions with Phillip A. Bosua.

On October 4, 2019, Philip A. Bosua voluntarily cancelled a stock option grant for 1,000,000 shares with an exercise price of $3.03 per share. The grants was related to performance and was not vested.

On November 4, 2019, the Company granted a stock option grant to Philip A. Bosua for 1,200,000 shares with an exercise price of $1.10 per share. The performance grant expires November 4, 2024 and vests upon FDA approval of the UBAND blood glucose monitor.

On January 1, 2020, the Company issued 150,000 shares of restricted common stock to Phillip A. Bosua. The shares were issued in accordance with the 2011 Stock Incentive Plan and were valued at $1.90 per share, the market price of the Company’s common stock, or $285,000.

On June 1, 2020, Mr. Bosua received a salary of $10,000 per month for work on Particle, Inc. This salary was cancelled as of August 15, 2021.

On July 2, 2020, Particle issued a stock option grant for 1,500,000 shares at $0.10 per share to Philip A. Bosua. The stock option grant vests (i) 33.3% upon issuance; (ii) 33.3% after the first sale; and (iii) 33.4% after one million in sales are achieved. The stock option grant was forfeited as of September 30, 2021.

On December 15, 2020, the Company issued two stock option grant to Phillip A. Bosua, one for 2,132,195 shares and one for 2,132,200 shares at an exercise price of $1.53 per share. The stock option grants expire in five years. The stock option grants vest when earned based on certain performance criteria.

On March 18, 2021, the Company approved a $250,000 bonus for Mr. Bosua. The bonus was paid during April 2021.

Stock Issuances and Cancellations to Named Executive Officers and Directors

On November 4, 2019, the Company granted stock option grants to two directors totaling 105,000 shares with an exercise price of $1.10 per share. The stock option grants expire in five years. The stock option grants vested immediately.

On January 1, 2020, the Company issued 120,000 shares of restricted common stock to three directors. The shares were issued in accordance with the 2011 Stock Incentive Plan and were valued at $1.90 per share, the market price of the Company’s common stock, or $228,000.

On January 15, 2021, the Company issued 30,000 shares each to three directors shares at an exercise price of $2.00 per share.

On January 15, 2021, the Company issued 20,000 warrants to purchase common stock each to three directors shares at $2.00 per share. The warrants expire on January 15, 2026.